Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2025
Property, plant and equipment.
Summary of property, plant and equipment

		Hangar and	Plant and	Fixtures and	Motor
	Aircraft	Buildings	Equipment	Fittings	Vehicles	Total
	€M	€M	€M	€M	€M	€M
Year ended March 31, 2025
Cost
At March 31, 2024	16,422.1	204.5	144.9	94.3	3.6	16,869.4
Additions in year	1,175.2	19.1	22.1	11.2	0.2	1,227.8
Disposals in year	(528.3)	—	—	(7.3)	—	(535.6)
At March 31, 2025	17,069.0	223.6	167.0	98.2	3.8	17,561.6
Depreciation
At March 31, 2024	5,809.8	48.6	81.9	78.5	3.6	6,022.4
Charge for year	1,118.2	6.4	16.6	9.8	0.1	1,151.1
Eliminated on disposal	(528.3)	—	—	(7.3)	—	(535.6)
At March 31, 2025	6,399.7	55.0	98.5	81.0	3.7	6,637.9
Net book value
At March 31, 2025	10,669.3	168.6	68.5	17.2	0.1	10,923.7

		Hangar and	Plant and	Fixtures and	Motor
	Aircraft	Buildings	Equipment	Fittings	Vehicles	Total
	€M	€M	€M	€M	€M	€M
Year ended March 31, 2024
Cost
At March 31, 2023	15,124.8	155.3	148.3	92.0	5.4	15,525.8
Additions in year	2,073.6	49.3	23.9	12.3	0.1	2,159.2
Supplier Reimbursements (Note 11)*	(226.8)	—	—	—	—	(226.8)
Disposals in year	(549.5)	(0.1)	(27.3)	(10.0)	(1.9)	(588.8)
At March 31, 2024	16,422.1	204.5	144.9	94.3	3.6	16,869.4
Depreciation
At March 31, 2023	5,393.0	43.2	93.8	81.5	5.4	5,616.9
Charge for year	966.3	5.5	15.4	7.0	0.1	994.3
Eliminated on disposal	(549.5)	(0.1)	(27.3)	(10.0)	(1.9)	(588.8)
At March 31, 2024	5,809.8	48.6	81.9	78.5	3.6	6,022.4
Net book value
At March 31, 2024	10,612.3	155.9	63.0	15.8	—	10,847.0

		Hangar and	Plant and	Fixtures and	Motor
	Aircraft	Buildings	Equipment	Fittings	Vehicles	Total
	€M	€M	€M	€M	€M	€M
Year ended March 31, 2023
Cost
At March 31, 2022	13,725.8	134.9	138.6	85.4	5.3	14,090.0
Additions in year	1,747.0	20.4	9.8	6.6	0.1	1,783.9
Supplier Reimbursements (Note 11)*	(127.5)	—	—	—	—	(127.5)
Disposals in year	(220.5)	—	(0.1)	—	—	(220.6)
At March 31, 2023	15,124.8	155.3	148.3	92.0	5.4	15,525.8
Depreciation
At March 31, 2022	4,795.0	39.3	78.9	76.5	5.2	4,994.9
Charge for year	815.5	3.9	14.8	4.8	0.2	839.2
Eliminated on disposal	(217.5)	—	0.1	0.2	—	(217.2)
At March 31, 2023	5,393.0	43.2	93.8	81.5	5.4	5,616.9
Net book value
At March 31, 2023	9,731.8	112.1	54.5	10.5	—	9,908.9